UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742
                                   811-07885

Name of Fund: Index Equity Portfolio of BlackRock Funds
              Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BlackRock Index Equity Portfolio
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                            Beneficial
                              Interest
                                 (000)  Mutual Funds                                                                  Value
-------------------------------------------------------------------------------------------------------------------------------
                             $ 983,204  Master S&P 500 Index Series of Quantitative Master Series LLC             $ 856,467,156
-------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $460,243,855) - 100.0%                            856,467,156

                                        Liabilities in Excess of Other Assets - (0.0%)                                 (489,886)
                                                                                                                  -------------
                                        Net Assets - 100.0%                                                       $ 855,977,270
                                                                                                                  =============

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.9%           Boeing Co.                                                 221,661              $   16,484,928
                                     General Dynamics Corp.                                     115,057                   9,592,302
                                     Goodrich Corp.                                              35,749                   2,055,925
                                     Honeywell International, Inc.                              213,574                  12,049,845
                                     L-3 Communications Holdings, Inc.                           34,767                   3,801,424
                                     Lockheed Martin Corp.                                       99,151                   9,845,694
                                     Northrop Grumman Corp.                                      96,562                   7,513,489
                                     Precision Castparts Corp.                                   39,100                   3,991,328
                                     Raytheon Co.                                               122,783                   7,933,010
                                     Rockwell Collins, Inc.                                      49,516                   2,829,839
                                     United Technologies Corp.                                  282,611                  19,449,289
                                                                                                                     --------------
                                                                                                                         95,547,073
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.1%       C.H. Robinson Worldwide, Inc. (a)                           50,892                   2,768,525
                                     Expeditors International Washington, Inc. (a)               60,900                   2,751,462
                                     FedEx Corp. (a)                                             87,056                   8,067,480
                                     United Parcel Service, Inc. Class B                        297,787                  21,744,407
                                                                                                                     --------------
                                                                                                                         35,331,874
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                      Southwest Airlines Co. (a)                                 209,770                   2,601,148
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%               The Goodyear Tire & Rubber Co. (b)                          65,683                   1,694,621
                                     Johnson Controls, Inc.                                     168,370                   5,690,906
                                                                                                                     --------------
                                                                                                                          7,385,527
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                   Ford Motor Co. (a)(b)                                      615,782                   3,522,273
                                     General Motors Corp. (a)                                   159,898                   3,046,057
                                     Harley-Davidson, Inc. (a)                                   69,029                   2,588,588
                                                                                                                     --------------
                                                                                                                          9,156,918
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.6%                     Anheuser-Busch Cos., Inc.                                  207,409                   9,841,557
                                     Brown-Forman Corp. Class B                                  26,413                   1,749,069
                                     The Coca-Cola Co.                                          575,383                  35,023,563
                                     Coca-Cola Enterprises, Inc.                                 88,423                   2,139,837
                                     Constellation Brands, Inc. Class A (b)                      59,756                   1,055,888
                                     Molson Coors Brewing Co. Class B                            37,300                   1,960,861
                                     Pepsi Bottling Group, Inc.                                  39,673                   1,345,311
                                     PepsiCo, Inc.                                              461,124                  33,293,153
                                                                                                                     --------------
                                                                                                                         86,409,239
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                 Amgen, Inc. (b)                                            309,440                  12,928,403
                                     Biogen Idec, Inc. (a)(b)                                    84,922                   5,238,838
                                     Celgene Corp. (b)                                          123,436                   7,565,392
                                     Genzyme Corp. (b)                                           75,323                   5,614,576
                                     Gilead Sciences, Inc. (b)                                  268,082                  13,814,265
                                                                                                                     --------------
                                                                                                                         45,161,474
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%             Masco Corp. (a)                                            105,407                   2,090,221
                                     Trane, Inc.                                                 51,621                   2,369,404
                                                                                                                     --------------
                                                                                                                          4,459,625
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.0%               American Capital Strategies Ltd. (a)                        52,300                   1,786,568
                                     Ameriprise Financial, Inc.                                  66,273                   3,436,255
                                     The Bank of New York Mellon Corp.                          328,577                  13,711,518
                                     The Bear Stearns Cos., Inc. (a)                             32,223                     338,019
                                     The Charles Schwab Corp.                                   267,794                   5,042,561
                                     E*Trade Financial Corp. (a)(b)                             118,082                     455,797
                                     Federated Investors, Inc. Class B                           24,748                     969,132
                                     Franklin Resources, Inc.                                    46,222                   4,483,072

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     The Goldman Sachs Group, Inc. (a)                          113,753              $   18,813,609
                                     Janus Capital Group, Inc.                                   43,832                   1,019,971
                                     Legg Mason, Inc.                                            38,354                   2,147,057
                                     Lehman Brothers Holdings, Inc. (a)                         151,576                   5,705,321
                                     Merrill Lynch & Co., Inc. (a)(c)                           279,738                  11,396,526
                                     Morgan Stanley                                             315,133                  14,401,578
                                     Northern Trust Corp.                                        54,761                   3,639,964
                                     State Street Corp.                                         110,415                   8,722,785
                                     T. Rowe Price Group, Inc. (a)                               74,140                   3,707,000
                                                                                                                     --------------
                                                                                                                         99,776,733
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                     Air Products & Chemicals, Inc.                              61,618                   5,668,856
                                     Ashland, Inc.                                               19,132                     904,944
                                     The Dow Chemical Co. (a)                                   270,053                   9,951,453
                                     E.I. du Pont de Nemours & Co.                              255,237                  11,934,882
                                     Eastman Chemical Co.                                        23,162                   1,446,467
                                     Ecolab, Inc.                                                53,695                   2,331,974
                                     Hercules, Inc.                                              30,102                     550,566
                                     International Flavors & Fragrances, Inc.                    24,864                   1,095,259
                                     Monsanto Co.                                               157,772                  17,591,578
                                     PPG Industries, Inc.                                        46,847                   2,834,712
                                     Praxair, Inc.                                               90,357                   7,610,770
                                     Rohm & Haas Co. (a)                                         35,826                   1,937,470
                                     Sigma-Aldrich Corp.                                         40,245                   2,400,614
                                                                                                                     --------------
                                                                                                                         66,259,545
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.9%              BB&T Corp. (a)                                             157,096                   5,036,498
                                     Comerica, Inc.                                              43,143                   1,513,456
                                     Fifth Third Bancorp (a)                                    152,297                   3,186,053
                                     First Horizon National Corp. (a)                            42,158                     590,634
                                     Huntington Bancshares, Inc. (a)                            105,329                   1,132,287
                                     KeyCorp (a)                                                111,182                   2,440,445
                                     M&T Bank Corp. (a)                                          21,366                   1,719,536
                                     Marshall & Ilsley Corp.                                     70,721                   1,640,727
                                     National City Corp.                                        175,705                   1,748,265
                                     The PNC Financial Services Group, Inc. (c)                  98,149                   6,435,630
                                     Regions Financial Corp. (a)                                198,748                   3,925,273
                                     SunTrust Banks, Inc.                                        99,911                   5,509,093
                                     U.S. Bancorp (a)                                           498,011                  16,115,636
                                     Wachovia Corp. (a)                                         570,661                  15,407,847
                                     Wells Fargo & Co. (a)                                      954,690                  27,781,479
                                     Zions Bancorporation                                        27,930                   1,272,212
                                                                                                                     --------------
                                                                                                                         95,455,071
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                Allied Waste Industries, Inc. (b)                           85,442                     923,628
Supplies - 0.5%                      Avery Dennison Corp.                                        29,212                   1,438,691
                                     Cintas Corp.                                                41,897                   1,195,740
                                     Equifax, Inc.                                               39,854                   1,374,166
                                     Monster Worldwide, Inc. (b)                                 34,751                     841,322
                                     Pitney Bowes, Inc.                                          64,862                   2,271,467
                                     R.R. Donnelley & Sons Co.                                   60,022                   1,819,267
                                     Robert Half International, Inc.                             48,292                   1,243,036
                                     Waste Management, Inc.                                     145,395                   4,879,456
                                                                                                                     --------------
                                                                                                                         15,986,773
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -           Ciena Corp. (b)                                             23,001              $      709,121
2.5%                                 Cisco Systems, Inc. (b)                                  1,716,204                  41,343,354
                                     Corning, Inc.                                              452,549                  10,879,278
                                     JDS Uniphase Corp. (a)(b)                                   58,672                     785,618
                                     Juniper Networks, Inc. (b)                                 149,183                   3,729,575
                                     Motorola, Inc.                                             653,108                   6,073,904
                                     QUALCOMM, Inc.                                             467,901                  19,183,941
                                     Tellabs, Inc. (b)                                          134,484                     732,938
                                                                                                                     --------------
                                                                                                                         83,437,729
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals -            Apple, Inc. (b)                                            253,003                  36,305,930
4.4%                                 Dell, Inc. (a)(b)                                          640,821                  12,765,154
                                     EMC Corp. (b)                                              599,838                   8,601,677
                                     Hewlett-Packard Co.                                        713,111                  32,560,648
                                     International Business Machines Corp.                      398,591                  45,893,768
                                     Lexmark International, Inc. Class A (b)                     27,544                     846,152
                                     NetApp, Inc. (b)                                            98,400                   1,972,920
                                     QLogic Corp. (b)                                            44,981                     690,458
                                     SanDisk Corp. (b)                                           63,247                   1,427,485
                                     Sun Microsystems, Inc. (b)                                 234,732                   3,645,388
                                     Teradata Corp. (b)                                          53,100                   1,171,386
                                                                                                                     --------------
                                                                                                                        145,880,966
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Fluor Corp.                                                 24,918                   3,517,425
0.2%                                 Jacobs Engineering Group, Inc. (b)                          34,500                   2,538,855
                                                                                                                     --------------
                                                                                                                          6,056,280
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%        Vulcan Materials Co. (a)                                    29,372                   1,950,301
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%              American Express Co.                                       332,874                  14,553,251
                                     Capital One Financial Corp. (a)                            109,419                   5,385,603
                                     Discover Financial Services, Inc.                          142,466                   2,332,168
                                     SLM Corp. (b)                                              140,273                   2,153,191
                                                                                                                     --------------
                                                                                                                         24,424,213
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%        Ball Corp.                                                  31,433                   1,444,032
                                     Bemis Co.                                                   29,930                     761,120
                                     Pactiv Corp. (b)                                            37,589                     985,208
                                     Sealed Air Corp.                                            47,687                   1,204,097
                                                                                                                     --------------
                                                                                                                          4,394,457
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                  Genuine Parts Co.                                           49,397                   1,986,747
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                 Apollo Group, Inc. Class A (b)                              39,131                   1,690,459
Services - 0.1%                      H&R Block, Inc.                                             99,836                   2,072,595
                                                                                                                     --------------
                                                                                                                          3,763,054
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                Bank of America Corp.                                    1,278,953                  48,485,108
Services - 4.3%                      CIT Group, Inc. (a)                                         57,129                     676,979
                                     CME Group, Inc. (a)                                         15,609                   7,322,182
                                     Citigroup, Inc.                                          1,498,879                  32,105,988
                                     IntercontinentalExchange, Inc. (b)                          20,400                   2,662,200
                                     JPMorgan Chase & Co.                                       977,904                  42,000,977
                                     Leucadia National Corp.                                     48,700                   2,202,214
                                     Moody's Corp. (a)                                           61,355                   2,136,995
                                     NYSE Euronext                                               75,800                   4,677,618
                                                                                                                     --------------
                                                                                                                        142,270,261
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        AT&T Inc.                                                1,738,891              $   66,599,525
Services - 3.1%                      CenturyTel, Inc.                                            35,315                   1,173,871
                                     Citizens Communications Co. (a)                            109,504                   1,148,697
                                     Embarq Corp.                                                40,456                   1,622,286
                                     FairPoint Communications, Inc.                               1,568                      14,145
                                     Qwest Communications International Inc.                    448,926                   2,033,635
                                     Verizon Communications, Inc.                               826,557                  30,128,003
                                     Windstream Corp.                                           128,440                   1,534,858
                                                                                                                     --------------
                                                                                                                        104,255,020
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.1%            Allegheny Energy, Inc.                                      48,918                   2,470,359
                                     American Electric Power Co., Inc.                          115,455                   4,806,392
                                     Duke Energy Corp. (a)                                      357,334                   6,378,412
                                     Edison International                                        93,147                   4,566,066
                                     Entergy Corp.                                               55,570                   6,061,576
                                     Exelon Corp.                                               190,911                  15,515,337
                                     FPL Group, Inc.                                            116,364                   7,300,677
                                     FirstEnergy Corp.                                           88,434                   6,068,341
                                     PPL Corp.                                                  106,469                   4,889,056
                                     Pepco Holdings, Inc.                                        56,984                   1,408,644
                                     Pinnacle West Capital Corp.                                 26,258                     921,131
                                     Progress Energy, Inc.                                       77,960                   3,250,932
                                     Progress Energy, Inc. (b)                                      900                         297
                                     The Southern Co.                                           216,900                   7,723,809
                                                                                                                     --------------
                                                                                                                         71,361,029
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%          Cooper Industries Ltd. Class A                              51,850                   2,081,777
                                     Emerson Electric Co. (a)                                   225,130                  11,585,190
                                     Rockwell Automation, Inc.                                   42,711                   2,452,466
                                                                                                                     --------------
                                                                                                                         16,119,433
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &               Agilent Technologies, Inc. (b)                             108,849                   3,246,966
Instruments - 0.3%                   Jabil Circuit, Inc.                                         54,386                     514,492
                                     Molex, Inc.                                                 46,140                   1,068,602
                                     Tyco Electronics Ltd.                                      143,601                   4,928,386
                                                                                                                     --------------
                                                                                                                          9,758,446
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                   BJ Services Co.                                             83,733                   2,387,228
Services - 2.7%                      Baker Hughes, Inc.                                          90,145                   6,174,932
                                     Cameron International Corp. (b)                             62,900                   2,619,156
                                     ENSCO International, Inc.                                   39,509                   2,474,054
                                     Halliburton Co.                                            251,951                   9,909,233
                                     Nabors Industries Ltd. (a)(b)                               80,979                   2,734,661
                                     National Oilwell Varco, Inc. (b)                           101,990                   5,954,176
                                     Noble Corp.                                                 74,846                   3,717,601
                                     Rowan Cos., Inc.                                            31,840                   1,311,171
                                     Schlumberger Ltd.                                          344,790                  29,996,730
                                     Smith International, Inc.                                   57,301                   3,680,443
                                     Transocean, Inc.                                            90,975                  12,299,820
                                     Weatherford International Ltd. (b)                          96,439                   6,988,934
                                                                                                                     --------------
                                                                                                                         90,248,139
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.6%      CVS Caremark Corp. (a)                                     416,152                  16,858,317
                                     Costco Wholesale Corp.                                     122,524                   7,960,384
                                     The Kroger Co.                                             194,741                   4,946,421
                                     SUPERVALU, Inc.                                             57,710                   1,730,146
                                     SYSCO Corp.                                                172,515                   5,006,385

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     Safeway, Inc.                                              124,110              $    3,642,629
                                     Wal-Mart Stores, Inc. (a)                                  680,309                  35,838,678
                                     Walgreen Co. (a)                                           281,644                  10,727,820
                                     Whole Foods Market, Inc. (a)                                38,382                   1,265,455
                                                                                                                     --------------
                                                                                                                         87,976,235
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.6%                 Archer-Daniels-Midland Co.                                 183,418                   7,549,485
                                     Campbell Soup Co.                                           63,462                   2,154,535
                                     ConAgra Foods, Inc.                                        137,320                   3,288,814
                                     Dean Foods Co. (a)                                          40,049                     804,584
                                     General Mills, Inc.                                         95,460                   5,716,145
                                     H.J. Heinz Co.                                              90,107                   4,232,326
                                     The Hershey Co. (a)                                         52,446                   1,975,641
                                     Kellogg Co.                                                 76,486                   4,020,104
                                     Kraft Foods, Inc. (a)                                      435,751                  13,512,639
                                     McCormick & Co., Inc.                                       38,348                   1,417,726
                                     Sara Lee Corp.                                             207,005                   2,893,930
                                     Tyson Foods, Inc. Class A                                   76,645                   1,222,488
                                     Wm. Wrigley Jr. Co. (a)                                     64,919                   4,079,510
                                                                                                                     --------------
                                                                                                                         52,867,927
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                 Nicor, Inc.                                                 12,458                     417,468
                                     Questar Corp.                                               49,996                   2,827,774
                                                                                                                     --------------
                                                                                                                          3,245,242
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Baxter International, Inc.                                 181,277                  10,481,436
Supplies - 1.9%                      Becton Dickinson & Co.                                      69,724                   5,985,805
                                     Boston Scientific Corp. (b)                                380,113                   4,892,054
                                     C.R. Bard, Inc.                                             29,106                   2,805,818
                                     Covidien Ltd.                                              142,401                   6,301,244
                                     Hospira, Inc. (b)                                           44,027                   1,883,035
                                     Medtronic, Inc.                                            323,357                  15,640,778
                                     St. Jude Medical, Inc. (b)                                  97,915                   4,228,949
                                     Stryker Corp.                                               68,039                   4,425,937
                                     Varian Medical Systems, Inc. (b)                            37,809                   1,770,974
                                     Zimmer Holdings, Inc. (b)                                   67,110                   5,225,185
                                                                                                                     --------------
                                                                                                                         63,641,215
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Aetna, Inc.                                                143,111                   6,023,542
Services - 1.9%                      AmerisourceBergen Corp.                                     49,891                   2,044,533
                                     Cardinal Health, Inc.                                       99,816                   5,241,338
                                     Cigna Corp.                                                 79,857                   3,239,798
                                     Coventry Health Care, Inc. (b)                              46,599                   1,880,270
                                     Express Scripts, Inc. (b)                                   72,070                   4,635,542
                                     Humana, Inc. (b)                                            47,384                   2,125,646
                                     Laboratory Corp. of America Holdings (b)                    32,923                   2,425,767
                                     McKesson Corp.                                              82,791                   4,335,765
                                     Medco Health Solutions, Inc. (b)                           153,036                   6,701,446
                                     Patterson Cos., Inc. (b)                                    40,866                   1,483,436
                                     Quest Diagnostics, Inc. (a)                                 42,642                   1,930,403
                                     Tenet Healthcare Corp. (b)                                 132,885                     752,129
                                     UnitedHealth Group, Inc.                                   364,445                  12,522,330
                                     WellPoint, Inc. (b)                                        159,234                   7,026,996
                                                                                                                     --------------
                                                                                                                         62,368,941
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%        IMS Health, Inc.                                            58,501                   1,229,106
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                Carnival Corp.                                             124,785              $    5,051,297
Leisure - 1.3%                       Darden Restaurants, Inc.                                    40,559                   1,320,195
                                     International Game Technology (a)                           90,168                   3,625,655
                                     Marriott International, Inc. Class A (a)                    89,419                   3,072,437
                                     McDonald's Corp. (a)                                       334,701                  18,666,275
                                     Starbucks Corp. (b)                                        205,491                   3,596,093
                                     Starwood Hotels & Resorts Worldwide, Inc.                   56,911                   2,945,144
                                     Wendy's International, Inc.                                 28,433                     655,665
                                     Wyndham Worldwide Corp.                                     55,785                   1,153,634
                                     Yum! Brands, Inc.                                          141,282                   5,257,103
                                                                                                                     --------------
                                                                                                                         45,343,498
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%            Black & Decker Corp.                                        17,907                   1,183,653
                                     Centex Corp.                                                34,654                     838,973
                                     D.R. Horton, Inc.                                           78,911                   1,242,848
                                     Fortune Brands, Inc.                                        42,151                   2,929,495
                                     Harman International Industries, Inc.                       18,957                     825,388
                                     KB Home (a)                                                 23,291                     575,986
                                     Leggett & Platt, Inc. (a)                                   53,452                     815,143
                                     Lennar Corp. Class A (a)                                    38,391                     722,135
                                     Newell Rubbermaid, Inc.                                     77,433                   1,770,893
                                     Pulte Homes, Inc. (a)                                       60,625                     882,094
                                     Snap-On, Inc.                                               16,579                     843,042
                                     The Stanley Works                                           22,889                   1,089,974
                                     Whirlpool Corp. (a)                                         20,797                   1,804,764
                                                                                                                     --------------
                                                                                                                         15,524,388
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.5%            Clorox Co.                                                  39,637                   2,245,040
                                     Colgate-Palmolive Co. (a)                                  145,784                  11,358,031
                                     Kimberly-Clark Corp.                                       120,255                   7,762,460
                                     The Procter & Gamble Co. (a)                               887,994                  62,221,740
                                                                                                                     --------------
                                                                                                                         83,587,271
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                   Affiliated Computer Services, Inc. Class A (b)              30,038                   1,505,204
                                     Automatic Data Processing, Inc. (a)                        146,143                   6,195,002
                                     Cognizant Technology Solutions Corp. (b)                    81,202                   2,341,054
                                     Computer Sciences Corp. (b)                                 49,751                   2,029,343
                                     Convergys Corp. (b)                                         40,681                     612,656
                                     Electronic Data Systems Corp.                              149,172                   2,483,714
                                     Fidelity National Information Services, Inc.                47,464                   1,810,277
                                     Fiserv, Inc. (b)                                            44,882                   2,158,375
                                     Paychex, Inc. (a)                                           95,379                   3,267,685
                                     Total System Services, Inc.                                 57,700                   1,365,182
                                     Unisys Corp. (b)                                            94,590                     419,034
                                     The Western Union Co.                                      219,953                   4,678,400
                                                                                                                     --------------
                                                                                                                         28,865,926
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers          The AES Corp. (b)                                          194,763                   3,246,699
& Energy Traders - 0.3%              Constellation Energy Group, Inc.                            51,749                   4,567,884
                                     Dynegy, Inc. Class A (b)                                   129,651                   1,022,946
                                                                                                                     --------------
                                                                                                                          8,837,529
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates -           3M Co.                                                     203,785                  16,129,583
4.0%                                 General Electric Co.                                     2,879,737                 106,579,066

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     Textron, Inc.                                               70,038              $    3,881,506
                                     Tyco International Ltd.                                    140,901                   6,206,689
                                                                                                                     --------------
                                                                                                                        132,796,844
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%                     ACE Ltd.                                                    92,631                   5,100,263
                                     AMBAC Financial Group, Inc. (a)                             66,081                     379,966
                                     AON Corp.                                                   84,231                   3,386,086
                                     Aflac, Inc.                                                139,374                   9,052,341
                                     The Allstate Corp.                                         162,100                   7,790,526
                                     American International Group, Inc.                         726,193                  31,407,847
                                     Assurant, Inc.                                              27,352                   1,664,643
                                     Chubb Corp.                                                109,697                   5,427,807
                                     Cincinnati Financial Corp.                                  49,962                   1,900,554
                                     Genworth Financial, Inc. Class A                           123,975                   2,806,794
                                     Hartford Financial Services Group, Inc.                     89,724                   6,798,387
                                     Lincoln National Corp.                                      77,031                   4,005,612
                                     Loews Corp.                                                125,670                   5,054,447
                                     MBIA, Inc. (a)                                              52,159                     637,383
                                     Marsh & McLennan Cos., Inc.                                148,760                   3,622,306
                                     MetLife, Inc.                                              207,046                  12,476,592
                                     Principal Financial Group, Inc. (a)                         74,798                   4,167,745
                                     The Progressive Corp. (a)                                  205,147                   3,296,712
                                     Prudential Financial, Inc.                                 129,839                  10,159,902
                                     Safeco Corp.                                                23,894                   1,048,469
                                     Torchmark Corp.                                             29,020                   1,744,392
                                     The Travelers Cos., Inc.                                   182,246                   8,720,471
                                     UnumProvident Corp.                                         98,467                   2,167,259
                                     XL Capital Ltd. Class A (a)                                 50,335                   1,487,399
                                                                                                                     --------------
                                                                                                                        134,303,903
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%     Amazon.com, Inc. (a)(b)                                     87,860                   6,264,418
                                     Expedia, Inc. (a)(b)                                        59,400                   1,300,266
                                     IAC/InterActiveCorp (b)                                     52,727                   1,094,613
                                                                                                                     --------------
                                                                                                                          8,659,297
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                  Akamai Technologies, Inc. (b)                               48,900                   1,377,024
Services - 1.6%                      eBay, Inc. (b)                                             324,888                   9,694,658
                                     Google, Inc. Class A (b)                                    66,819                  29,431,765
                                     VeriSign, Inc. (a)(b)                                       63,173                   2,099,871
                                     Yahoo! Inc. (b)                                            382,140                  11,055,310
                                                                                                                     --------------
                                                                                                                         53,658,628
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                  Brunswick Corp.                                             26,046                     415,955
Products - 0.2%                      Eastman Kodak Co. (a)                                       83,027                   1,467,087
                                     Hasbro, Inc.                                                45,804                   1,277,932
                                     Mattel, Inc.                                               104,888                   2,087,271
                                                                                                                     --------------
                                                                                                                          5,248,245
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                Applera Corp. - Applied Biosystems Group                    48,086                   1,580,106
Services - 0.4%                      Millipore Corp. (b)                                         13,883                     935,853
                                     PerkinElmer, Inc.                                           31,961                     775,054
                                     Thermo Fisher Scientific, Inc. (b)                         120,666                   6,858,655
                                     Waters Corp. (b)                                            30,769                   1,713,833
                                                                                                                     --------------
                                                                                                                         11,863,501
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.9%                     Caterpillar, Inc. (a)                                      181,816              $   14,234,375
                                     Cummins, Inc.                                               58,362                   2,732,509
                                     Danaher Corp.                                               71,351                   5,424,816
                                     Deere & Co.                                                126,908                  10,208,479
                                     Dover Corp.                                                 57,887                   2,418,519
                                     Eaton Corp.                                                 41,883                   3,336,819
                                     ITT Corp. (a)                                               51,782                   2,682,825
                                     Illinois Tool Works, Inc.                                  111,729                   5,388,690
                                     Ingersoll-Rand Co. Class A                                  77,898                   3,472,693
                                     Manitowoc Co.                                               36,800                   1,501,440
                                     PACCAR, Inc.                                               105,277                   4,737,465
                                     Pall Corp.                                                  35,075                   1,230,080
                                     Parker Hannifin Corp.                                       48,068                   3,329,670
                                     Terex Corp. (b)                                             29,334                   1,833,375
                                                                                                                     --------------
                                                                                                                         62,531,755
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.9%                         CBS Corp. Class B                                          195,912                   4,325,737
                                     Clear Channel Communications, Inc.                         147,475                   4,309,219
                                     Comcast Corp. Class A (a)                                  838,909                  16,224,500
                                     Comcast Corp. Special Class A                               35,157                     666,928
                                     The DIRECTV Group, Inc. (b)                                210,868                   5,227,418
                                     The E.W. Scripps Co. Class A (a)                            24,899                   1,046,007
                                     Gannett Co., Inc. (a)                                       63,925                   1,857,021
                                     Interpublic Group of Cos., Inc. (a)(b)                     122,946                   1,033,976
                                     The McGraw-Hill Cos., Inc.                                  92,201                   3,406,827
                                     Meredith Corp.                                              13,345                     510,446
                                     The New York Times Co. Class A (a)                          41,598                     785,370
                                     News Corp. Class A                                         670,093                  12,564,244
                                     Omnicom Group Inc.                                          93,514                   4,131,449
                                     Time Warner, Inc.                                        1,029,597                  14,434,950
                                     Viacom, Inc. Class B (b)                                   187,629                   7,433,861
                                     Walt Disney Co.                                            542,140                  17,012,353
                                     The Washington Post Co. Class B                              1,700                   1,124,550
                                                                                                                     --------------
                                                                                                                         96,094,856
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%               Alcoa, Inc.                                                238,228                   8,590,502
                                     Allegheny Technologies, Inc.                                28,313                   2,020,416
                                     Freeport-McMoRan Copper & Gold, Inc. Class B (a)           109,475                  10,533,685
                                     Newmont Mining Corp.                                       127,577                   5,779,238
                                     Nucor Corp.                                                 82,331                   5,577,102
                                     Titanium Metals Corp. (a)                                   25,700                     386,785
                                     United States Steel Corp.                                   33,731                   4,279,452
                                                                                                                     --------------
                                                                                                                         37,167,180
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.1%               Ameren Corp.                                                57,262                   2,521,818
                                     CMS Energy Corp.                                            73,731                     998,318
                                     CenterPoint Energy, Inc. (a)                                89,758                   1,280,847
                                     Consolidated Edison, Inc. (a)                               75,002                   2,977,579
                                     DTE Energy Co.                                              46,853                   1,822,113
                                     Dominion Resources, Inc.                                   166,018                   6,780,175
                                     Integrys Energy Group, Inc.                                 21,370                     996,697
                                     NiSource, Inc.                                              71,915                   1,239,815
                                     PG&E Corp.                                                 101,231                   3,727,325
                                     Public Service Enterprise Group, Inc.                      145,500                   5,847,645
                                     Sempra Energy                                               73,238                   3,902,121

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     TECO Energy, Inc.                                           56,516              $      901,430
                                     Xcel Energy, Inc.                                          115,026                   2,294,769
                                                                                                                     --------------
                                                                                                                         35,290,652
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.8%              Big Lots, Inc. (b)                                          25,782                     574,939
                                     Dillard's, Inc. Class A (a)                                 21,950                     377,759
                                     Family Dollar Stores, Inc.                                  40,133                     782,594
                                     J.C. Penney Co., Inc. (a)                                   61,154                   2,306,117
                                     Kohl's Corp. (a)(b)                                         87,454                   3,750,902
                                     Macy's, Inc.                                               123,766                   2,854,044
                                     Nordstrom, Inc.                                             53,732                   1,751,663
                                     Sears Holdings Corp. (a)(b)                                 21,277                   2,172,169
                                     Target Corp.                                               232,964                  11,806,616
                                                                                                                     --------------
                                                                                                                         26,376,803
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%            Xerox Corp.                                                273,861                   4,099,699
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Anadarko Petroleum Corp.                                   132,687                   8,363,262
10.4%                                Apache Corp.                                                94,503                  11,417,852
                                     Chesapeake Energy Corp.                                    131,761                   6,080,770
                                     Chevron Corp.                                              599,929                  51,209,939
                                     ConocoPhillips                                             451,805                  34,432,059
                                     Consol Energy, Inc.                                         51,848                   3,587,363
                                     Devon Energy Corp.                                         127,264                  13,277,453
                                     EOG Resources, Inc.                                         69,822                   8,378,640
                                     El Paso Corp.                                              196,759                   3,274,070
                                     Exxon Mobil Corp. (d)                                    1,541,227                 130,356,980
                                     Hess Corp.                                                  78,984                   6,964,809
                                     Marathon Oil Corp.                                         203,058                   9,259,445
                                     Murphy Oil Corp.                                            53,359                   4,382,908
                                     Noble Energy, Inc.                                          49,700                   3,618,160
                                     Occidental Petroleum Corp.                                 236,919                  17,335,363
                                     Peabody Energy Corp.                                        76,042                   3,878,142
                                     Range Resources Corp.                                       42,700                   2,709,315
                                     Spectra Energy Corp.                                       182,561                   4,153,263
                                     Sunoco, Inc.                                                33,608                   1,763,412
                                     Tesoro Corp.                                                39,200                   1,176,000
                                     Valero Energy Corp.                                        156,460                   7,683,751
                                     Williams Cos., Inc.                                        168,867                   5,569,234
                                     XTO Energy, Inc.                                           144,103                   8,914,212
                                                                                                                     --------------
                                                                                                                        347,786,402
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%       International Paper Co.                                    122,384                   3,328,845
                                     MeadWestvaco Corp.                                          55,715                   1,516,562
                                     Weyerhaeuser Co.                                            59,912                   3,896,676
                                                                                                                     --------------
                                                                                                                          8,742,083
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%             Avon Products, Inc.                                        122,658                   4,849,897
                                     The Estee Lauder Cos., Inc. Class A (a)                     32,532                   1,491,592
                                                                                                                     --------------
                                                                                                                          6,341,489
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.1%               Abbott Laboratories                                        445,054                  24,544,728
                                     Allergan, Inc.                                              87,008                   4,906,381
                                     Barr Pharmaceuticals, Inc. (b)                              29,959                   1,447,319
                                     Bristol-Myers Squibb Co.                                   565,731                  12,050,070
                                     Eli Lilly & Co.                                            284,756                  14,690,562
                                     Forest Laboratories, Inc. (b)                               86,474                   3,459,825

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                     Johnson & Johnson                                          815,537              $   52,903,885
                                     King Pharmaceuticals, Inc. (b)                              66,773                     580,925
                                     Merck & Co., Inc.                                          623,425                  23,658,979
                                     Mylan, Inc. (a)                                             79,643                     923,859
                                     Pfizer, Inc.                                             1,952,830                  40,872,732
                                     Schering-Plough Corp.                                      463,122                   6,673,588
                                     Watson Pharmaceuticals, Inc. (b)                            30,407                     891,533
                                     Wyeth                                                      385,234                  16,087,372
                                                                                                                     --------------
                                                                                                                        203,691,758
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        Apartment Investment & Management Co. Class A               26,966                     965,652
(REITs) - 1.2%                       AvalonBay Communities, Inc.                                 21,268                   2,052,787
                                     Boston Properties, Inc.                                     32,746                   3,014,924
                                     Developers Diversified Realty Corp.                         37,075                   1,552,701
                                     Equity Residential (a)                                      77,536                   3,216,969
                                     General Growth Properties, Inc. (a)                         72,900                   2,782,593
                                     HCP, Inc.                                                   62,500                   2,113,125
                                     Host Marriott Corp. (a)                                    152,895                   2,434,088
                                     Kimco Realty Corp. (a)                                      68,741                   2,692,585
                                     Plum Creek Timber Co., Inc. (a)                             51,130                   2,080,991
                                     ProLogis (a)                                                73,664                   4,335,863
                                     Public Storage                                              34,446                   3,052,605
                                     Simon Property Group, Inc.                                  63,283                   5,879,624
                                     Vornado Realty Trust (a)                                    36,963                   3,186,580
                                                                                                                     --------------
                                                                                                                         39,361,087
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             CB Richard Ellis Group, Inc. (b)                            53,891                   1,166,201
Development - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                   Burlington Northern Santa Fe Corp.                          84,602                   7,801,996
                                     CSX Corp.                                                  119,310                   6,689,712
                                     Norfolk Southern Corp.                                     110,702                   6,013,333
                                     Ryder System, Inc.                                          17,147                   1,044,424
                                     Union Pacific Corp.                                         75,105                   9,416,665
                                                                                                                     --------------
                                                                                                                         30,966,130
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                     Advanced Micro Devices, Inc. (a)(b)                        178,382                   1,050,670
Semiconductor Equipment -            Altera Corp.                                                95,604                   1,761,982
2.5%                                 Analog Devices, Inc.                                        86,698                   2,559,325
                                     Applied Materials, Inc.                                    391,880                   7,645,579
                                     Broadcom Corp. Class A (b)                                 132,564                   2,554,508
                                     Intel Corp.                                              1,666,353                  35,293,357
                                     KLA-Tencor Corp.                                            50,766                   1,883,419
                                     LSI Corp. (b)                                              209,875                   1,038,881
                                     Linear Technology Corp. (a)                                 63,869                   1,960,140
                                     MEMC Electronic Materials, Inc. (b)                         65,500                   4,643,950
                                     Microchip Technology, Inc. (a)                              58,500                   1,914,705
                                     Micron Technology, Inc. (b)                                206,743                   1,234,256
                                     National Semiconductor Corp.                                67,234                   1,231,727
                                     Novellus Systems, Inc. (b)                                  33,192                     698,692
                                     Nvidia Corp. (b)                                           158,811                   3,142,870
                                     Teradyne, Inc. (b)                                          53,961                     670,196
                                     Texas Instruments, Inc.                                    383,012                  10,827,749
                                     Xilinx, Inc.                                                84,026                   1,995,618
                                                                                                                     --------------
                                                                                                                         82,107,624
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.4%                      Adobe Systems, Inc. (b)                                    164,076              $    5,839,465
                                     Autodesk, Inc. (b)                                          66,023                   2,078,404
                                     BMC Software, Inc. (b)                                      59,289                   1,928,078
                                     CA, Inc.                                                   118,524                   2,666,790
                                     Citrix Systems, Inc. (b)                                    52,098                   1,528,034
                                     Compuware Corp. (b)                                         92,571                     679,471
                                     Electronic Arts, Inc. (b)                                   89,082                   4,446,973
                                     Intuit, Inc. (b)                                            93,996                   2,538,832
                                     Microsoft Corp.                                          2,304,387                  65,398,503
                                     Novell, Inc. (b)                                           105,531                     663,790
                                     Oracle Corp. (b)                                         1,138,719                  22,273,344
                                     Symantec Corp. (b)                                         247,918                   4,120,397
                                                                                                                     --------------
                                                                                                                        114,162,081
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.6%              Abercrombie & Fitch Co. Class A                             24,682                   1,805,241
                                     AutoNation, Inc. (b)                                        46,913                     702,288
                                     AutoZone, Inc. (b)                                          12,664                   1,441,543
                                     Bed Bath & Beyond, Inc. (a)(b)                              72,266                   2,131,847
                                     Best Buy Co., Inc.                                         100,357                   4,160,801
                                     GameStop Corp. Class A (b)                                  45,500                   2,352,805
                                     The Gap, Inc.                                              133,199                   2,621,356
                                     Home Depot, Inc. (a)                                       482,573                  13,497,567
                                     Limited Brands, Inc.                                        88,743                   1,517,505
                                     Lowe's Cos., Inc.                                          415,189                   9,524,436
                                     Office Depot, Inc. (b)                                      79,947                     883,414
                                     OfficeMax, Inc.                                             24,242                     463,992
                                     RadioShack Corp.                                            37,429                     608,221
                                     The Sherwin-Williams Co.                                    29,548                   1,508,130
                                     Staples, Inc.                                              202,193                   4,470,487
                                     TJX Cos., Inc.                                             124,972                   4,132,824
                                     Tiffany & Co.                                               38,763                   1,621,844
                                                                                                                     --------------
                                                                                                                         53,444,301
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                  Coach, Inc. (b)                                            104,908                   3,162,976
Luxury Goods - 0.4%                  Jones Apparel Group, Inc.                                   31,167                     418,261
                                     Liz Claiborne, Inc.                                         28,640                     519,816
                                     Nike, Inc. Class B                                         108,755                   7,395,340
                                     Polo Ralph Lauren Corp.                                     16,818                     980,321
                                     VF Corp.                                                    25,194                   1,952,787
                                                                                                                     --------------
                                                                                                                         14,429,501
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                   Countrywide Financial Corp. (a)                            166,545                     915,997
Finance - 0.5%                       Fannie Mae (a)                                             279,651                   7,360,414
                                     Freddie Mac                                                189,119                   4,788,493
                                     Hudson City Bancorp, Inc. (a)                              145,919                   2,579,848
                                     MGIC Investment Corp. (a)                                   23,244                     244,759
                                     Sovereign Bancorp, Inc.                                    105,865                     986,662
                                     Washington Mutual, Inc. (a)                                246,959                   2,543,678
                                                                                                                     --------------
                                                                                                                         19,419,851
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                       Altria Group, Inc.                                         606,937                  13,474,001
                                     Philip Morris International, Inc. (b)                      606,937                  30,698,873
                                     Reynolds American, Inc.                                     48,961                   2,890,168
                                     UST, Inc.                                                   44,826                   2,443,914
                                                                                                                     --------------
                                                                                                                         49,506,956
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                         (Percentages shown based on Net Assets)

Industry                             Common Stocks                                              Shares                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                  W.W. Grainger, Inc.                                         19,292              $    1,473,716
Distributors - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           American Tower Corp. Class A (b)                           115,700                   4,536,597
Services - 0.3%                      Sprint Nextel Corp.                                        813,152                   5,439,987
                                                                                                                     --------------
                                                                                                                          9,976,584
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks
                                     (Cost - $2,766,477,476) - 99.5%                                                  3,313,591,480
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              Beneficial
                                                                                               Interest
                                     Short-Term Securities                                       (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                     BlackRock Liquidity Series, LLC
                                     Cash Sweep Series, 2.92% (c)(e)                           $ 12,365                  12,365,337
                                     BlackRock Liquidity Series, LLC
                                     Money Market Series, 3.10% (c)(e)(f)                       403,812                 403,812,000
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities
                                     (Cost - $416,177,337) - 12.5%                                                      416,177,337
-----------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost - $3,182,654,813*)  - 112.0%                                               3,729,768,817

                                     Liabilities in Excess of Other Assets - (12.0%)                                   (398,234,790)
                                                                                                                     --------------
                                     Net Assets - 100.0%                                                             $3,331,534,027
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 3,170,367,837
                                                                ===============
      Gross unrealized appreciation                             $   739,393,737
      Gross unrealized depreciation                                (179,992,757)
                                                                ---------------
      Net unrealized appreciation                               $   559,400,980
                                                                ===============

(a)   Security, or a portion of security, is on loan.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------
                                     Purchase              Sale        Realized       Interest/
      Affiliate                        Cost                Cost          Loss      Dividend Income
      --------------------------------------------------------------------------------------------
      BlackRock Liquidity
        Series, LLC
        Cash Sweep Series        $     8,708,445 *             --             --     $   81,246
      BlackRock Liquidity
        Series, LLC
        Money Market Series      $    51,247,100 *             --             --     $  541,421
      Merrill Lynch & Co., Inc.  $     1,639,645       $  105,184     $     (643)        85,658
      The PNC Financial
        Services Group, Inc.                  --       $  190,450     $  (22,447)    $   63,472
      --------------------------------------------------------------------------------------------
      * Represents net purchase cost.

(d) All, or a portion of, security held as collateral in connection with open financial futures contracts.
(e)   Represents the current yield as of report date.
(f)   Security was purchased with the cash proceeds from securities loans.

Master S&P 500 Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of March 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                      Expiration       Face          Unrealized
      Contracts       Issue              Date          Value        Appreciation
      --------------------------------------------------------------------------
         44        S&P 500 Index      June 2008    $ 14,341,589       $ 222,411
      --------------------------------------------------------------------------

Master S&P 500 Index Series of Quantitative Master Series LLC

o Effective January 1, 2008, the Master S&P 500 Index Series of Quantitative Master Series LLC (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Master's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Master's investments:

--------------------------------------------------------------------------------
                                            Investments in       Other Financial
Valuation Inputs                              Securities           Instruments*
-------------------------------------------------------------------------------
Level 1                                   $  3,313,591,183          $ 222,411
Level 2                                        416,177,634                  0
Level 3                                                  0                  0
-------------------------------------------------------------------------------
Total                                     $  3,729,768,817          $ 222,411
===============================================================================
*Other financial instruments are derivative instruments such as futures.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Equity Portfolio of BlackRock Funds and Master S&P 500 Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Index Equity Portfolio of BlackRock Funds and
    Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Index Equity Portfolio of BlackRock Funds and
    Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 22, 2008


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Index Equity Portfolio of BlackRock Funds and
    Master S&P 500 Index Series of Quantitative Master Series LLC

Date: May 22, 2008